COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17 – COMMITMENTS AND CONTINGENCIES

Labor Union Contracts

The Company maintains one labor agreement with Sindicato de la Empresa Minera Manquiri at the San Bartolomé mine in Bolivia. The labor agreement, which became effective October 11, 2007, does not have a fixed term. As of June 30, 2013, approximately 10.2% of the Company’s worldwide labor force was covered by collective bargaining agreements.

Termination Benefits

As part of the March 2013 decision to relocate the Company’s headquarters office to Chicago, the Company established a one-time termination benefit program to retain current employees during the transition. The program provides for a one-time stay-bonus as well as severance and medical benefits equal to two weeks per year of service. At June 30, 2013, the total benefit expected to be incurred under this plan is approximately $1.7 million. The liability is recognized ratably over the service period to June 30, 2014.

The Company does not have a written severance plan for any of its operations, including those operations located in Chile, Argentina, Bolivia and Mexico. However, laws in these foreign jurisdictions require payment of certain minimum statutory termination benefits. Accordingly, in situations where minimum statutory termination benefits must be paid to the affected employees, the Company records employee severance costs in accordance with U.S. GAAP. The Company has accrued obligations for post-employment benefits in these locations of approximately $7.3 million and $7.6 million at June 30, 2013 and December 31, 2012, respectively.

Kensington Production Royalty

On July 7, 1995, Coeur, through its wholly-owned subsidiary, Coeur Alaska, Inc., acquired the 50% ownership interest of Echo Bay Exploration Inc., or Echo Bay, giving Coeur 100% ownership of the Kensington property. Coeur Alaska is obligated to pay Echo Bay, a subsidiary of Kinross Gold Corporation, a scaled net smelter return royalty on 1.0 million ounces of future gold production after Coeur Alaska recoups the $32.5 million purchase price and its construction and development expenditures incurred after July 7, 1995 in connection with placing the property into commercial production. The royalty ranges from 1% at gold prices of $400 per ounce to a maximum of 2.5% at gold prices above $475 per ounce, with the royalty to be capped at 1.0 million ounces of production. No royalty has been paid to date.

Rochester Production Royalty

The Company acquired the Rochester property from ASARCO, a subsidiary of Grupo Mexico SA de CV, in 1983. The Company is obligated to pay a net smelter royalty interest to ASARCO when the market price of silver equals or exceeds $23.60 per ounce up to a maximum rate of 5%. Royalty expense was nil and $0.5 million, respectively for the three months ended June 30, 2013 and 2012, respectively. Royalty expense was $1.0 million and $1.1 million, respectively for the six months ended June 30, 2013 and 2012, respectively.

Rochester 3.4% NSR Royalty

In connection with the Company’s settlement of all disputes regarding competing mining claims located on or adjacent to the property encompassed by the Company’s Rochester gold and silver mine, the Company granted a 3.4% NSR royalty to a third party on up to 39.4 million silver equivalent ounces sold from the Rochester mine beginning January 1, 2014. Payments on the royalty obligation will occur quarterly reducing the carrying amount of the royalty liability and changes in silver and gold prices will result in the recognition of mark-to-market gains or losses in Fair value adjustments, net in the consolidated statement of operations.

Palmarejo Gold Production Royalty

On January 21, 2009, Coeur Mexicana entered into a gold production royalty transaction with Franco-Nevada Corporation under which Franco-Nevada purchased a royalty covering 50% of the life of mine gold to be produced from its Palmarejo silver and gold mine in Mexico. The royalty agreement provides for a minimum obligation to be paid monthly on a total of 400,000 ounces of gold, or 4,167 ounces per month over an initial eight year period. As of June 30, 2013, a total of 170,382 ounces of gold remain outstanding under the minimum royalty obligation.

NOTE 20 – COMMITMENTS AND CONTINGENCIES

Labor Union Contracts

The Company maintains one labor agreement in South America, consisting of a labor agreement with Sindicato de la Empresa Minera Manquiri at the San Bartolomé mine in Bolivia. The labor agreement at the San Bartolomé mine, which became effective October 11, 2007, does not have a fixed term. As of December 31, 2012, approximately 10.0% of the Company’s worldwide labor force was covered by collective bargaining agreements.

Termination Benefits

The Company established a termination benefit program for its employees at the Rochester mine in 2005. The program provides a financial benefit in the form of severance pay to terminated employees if their employment is terminated due to curtailment of operations. The individual benefit is based on the employee’s service time and rate of pay at the time of termination. The Rochester mine resumed mining and crushing operations in late 2011, and currently employs more than 200 employees. This termination benefit program was extended to include newly hired employees. As of November 2012, the plan was terminated. At the time of termination, the Company recognized a $1.8 million credit to operations and a $2.0 million credit to care and maintenance in the Consolidated Statement of Operations.

Changes to the Company’s termination benefits are as follows (in thousands):

	Years ended December 31,
	2012	2011
Beginning balance	$3,335	$1,105
Accruals	473	2,230
Plan termination	(3,808)	—

Ending balance	$—	$3,335

The Company does not have a written severance plan for any of its foreign operations including those operations located in Chile, Argentina, Bolivia and Mexico. However, laws in these foreign jurisdictions require payment of certain minimum statutory termination benefits. Accordingly, in situations where minimum statutory termination benefits must be paid to the affected employees, the Company records employee severance costs in accordance with U.S. GAAP. The Company has accrued obligations for post-employment benefits in these locations of approximately $7.6 million and $7.4 million as of December 31, 2012 and December 31, 2011, respectively.

Kensington Production Royalty

On July 7, 1995, Coeur, through its wholly-owned subsidiary, Coeur Alaska, Inc., acquired the 50% ownership interest of Echo Bay Exploration Inc., or Echo Bay, giving Coeur 100% ownership of the Kensington property. Coeur Alaska is obligated to pay Echo Bay, a subsidiary of Kinross Gold Corporation, a scaled net smelter return royalty on 1.0 million ounces of future gold production after Coeur Alaska recoups the $32.5 million purchase price and its construction and development expenditures incurred after July 7, 1995 in connection with placing the property into commercial production. The royalty ranges from 1% at gold prices of $400 per ounce to a maximum of 2.5% at gold prices above $475 per ounce, with the royalty to be capped at 1.0 million ounces of production. No royalty has been paid to date.

Rochester Production Royalty

The Company acquired the Rochester property from ASARCO, a subsidiary of Grupo Mexico SA de CV, in 1983. The Company is obligated to pay a net smelter royalty interest to ASARCO when the market price of silver equals or exceeds $23.60 per ounce up to a maximum rate of 5%. Royalty expense was $3.5 million, $2.2 million, $ 0.2 million for the years ended December 31, 2012, 2011, and 2010, respectively.

Palmarejo Gold Production Royalty

On January 21, 2009, Coeur Mexicana entered into a gold production royalty transaction with Franco-Nevada Corporation under which Franco-Nevada purchased a royalty covering 50% of the life of mine gold to be produced from its Palmarejo silver and gold mine in Mexico. The royalty agreement provides for a minimum obligation to be paid monthly on a total of 400,000 ounces of gold, or 4,167 ounces per month over an initial eight year period. Please see Note 14 – Debt, Capital Leases and Royalty Obligation, Palmarejo Gold Production Royalty, for further discussion on the royalty obligation.